Property, Plant and Equipment - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Financing charges capitalized on property, plant and equipment	$ 57	$ 57